Convertible Preferred Stock, Fall 2021 Financing (Details) - Series B-1 preferred stock - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2021	Aug. 31, 2021	Jun. 30, 2023	Dec. 31, 2022
Convertible Preferred Stock
Convertible preferred stock, original issue prices			$ 0.350	$ 0.350
Fall 2021 Financing
Convertible Preferred Stock
Proceeds, net of issuance costs	$ 20,000	$ 20,000
Number of shares sold	57,142,856	57,142,856
Convertible preferred stock, original issue prices	$ 0.35	$ 0.35